Invesco Balanced-Risk Retirement
Funds
Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
IBRR-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)

Invesco Balanced-Risk Retirement Now Fund
Investments in Affiliated Issuers–100.16%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Asset Allocation Funds–60.90%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	60.90%	$11,512,229	$—	$(653,109)	$939,488	$(5,078)	$—	1,059,616	$11,793,530
Money Market Funds–39.26%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	23.56%	4,629,840	427,985	(495,335)	—	—	25,874	4,562,490	4,562,490
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	15.70%	3,086,560	285,323	(330,223)	—	—	17,169	3,041,660	3,041,660
Total Money Market Funds		7,716,400	713,308	(825,558)	—	—	43,043		7,604,150
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $18,960,125)	100.16%	$19,228,629	$713,308	$(1,478,667)	$939,488	$(5,078)	$43,043		$19,397,680
OTHER ASSETS LESS LIABILITIES	(0.16)%								(30,137)
NET ASSETS	100.00%								$19,367,543
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2020 Fund
Investments in Affiliated Issuers–100.22%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Asset Allocation Funds–65.37%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	65.37%	$30,445,315	$—	$(2,303,644)	$2,463,032	$(14,827)	$—	2,748,416	$30,589,876
Money Market Funds–34.85%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	20.91%	9,808,371	1,790,541	(1,815,356)	—	—	55,402	9,783,556	9,783,556
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	13.94%	6,538,914	1,193,694	(1,210,237)	—	—	36,761	6,522,371	6,522,371
Total Money Market Funds		16,347,285	2,984,235	(3,025,593)	—	—	92,163		16,305,927
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $45,822,030)	100.22%	$46,792,600	$2,984,235	$(5,329,237)	$2,463,032	$(14,827)	$92,163		$46,895,803
OTHER ASSETS LESS LIABILITIES	(0.22)%								(104,922)
NET ASSETS	100.00%								$46,790,881
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2030 Fund
Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Asset Allocation Funds–99.32%
Invesco Balanced-Risk Aggressive Allocation Fund	3.12%	$2,069,638	$—	$(520,082)	$337,029	$(117,832)	$—	206,389	$1,768,753
Invesco Balanced-Risk Allocation Fund-Class R6(b)	96.20%	50,709,894	551,687	(915,602)	4,217,333	21,823	—	4,904,325	54,585,135
Total Asset Allocation Funds		52,779,532	551,687	(1,435,684)	4,554,362	(96,009)	—		56,353,888
Money Market Funds–0.73%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.44%	230,080	1,357,659	(1,336,932)	—	—	904	250,807	250,807
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.29%	153,387	905,106	(891,288)	—	—	600	167,205	167,205
Total Money Market Funds		383,467	2,262,765	(2,228,220)	—	—	1,504		418,012
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $56,728,941)	100.05%	$53,162,999	$2,814,452	$(3,663,904)	$4,554,362	$(96,009)	$1,504		$56,771,900
OTHER ASSETS LESS LIABILITIES	(0.05)%								(30,594)
NET ASSETS	100.00%								$56,741,306
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2040 Fund
Investments in Affiliated Issuers–99.77%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Asset Allocation Funds–99.07%
Invesco Balanced-Risk Aggressive Allocation Fund	37.17%	$14,734,799	$—	$(991,877)	$1,910,110	$(146,633)	$—	1,809,381	$15,506,399
Invesco Balanced-Risk Allocation Fund-Class R6(b)	61.90%	24,031,242	289,338	(508,959)	2,001,377	9,518	—	2,320,082	25,822,516
Total Asset Allocation Funds		38,766,041	289,338	(1,500,836)	3,911,487	(137,115)	—		41,328,915
Money Market Funds–0.70%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.42%	88,814	1,124,668	(1,038,235)	—	—	587	175,247	175,247
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.28%	59,210	749,779	(692,157)	—	—	389	116,832	116,832
Total Money Market Funds		148,024	1,874,447	(1,730,392)	—	—	976		292,079
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $45,625,893)	99.77%	$38,914,065	$2,163,785	$(3,231,228)	$3,911,487	$(137,115)	$976		$41,620,994
OTHER ASSETS LESS LIABILITIES	0.23%								97,533
NET ASSETS	100.00%								$41,718,527
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2050 Fund
Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Asset Allocation Funds–99.32%
Invesco Balanced-Risk Aggressive Allocation Fund	69.54%	$20,349,907	$137,449	$(1,604,926)	$2,800,022	$(421,922)	$—	2,480,809	$21,260,530
Invesco Balanced-Risk Allocation Fund-Class R6(b)	29.78%	8,504,697	502,450	(599,659)	806,216	(109,566)	—	817,982	9,104,138
Total Asset Allocation Funds		28,854,604	639,899	(2,204,585)	3,606,238	(531,488)	—		30,364,668
Money Market Funds–0.76%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.46%	96,303	811,110	(768,172)	—	—	572	139,241	139,241
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.30%	64,202	540,740	(512,114)	—	—	380	92,828	92,828
Total Money Market Funds		160,505	1,351,850	(1,280,286)	—	—	952		232,069
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $31,467,947)	100.08%	$29,015,109	$1,991,749	$(3,484,871)	$3,606,238	$(531,488)	$952		$30,596,737
OTHER ASSETS LESS LIABILITIES	(0.08)%								(25,930)
NET ASSETS	100.00%								$30,570,807
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Each Fund is a "fund of funds", in that it invests in other mutual funds ("underlying funds") advised by Invesco Advisers, Inc. (the "Adviser" or
"Invesco"). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
A.
Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
Invesco Balanced-Risk Retirement Funds

A.
Security Valuations — (continued)
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any)
is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Other Risks — The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Funds’ shares may vary more widely and the Funds may be subject to greater market and credit risk than if the
Funds invested more broadly.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Balanced-Risk Retirement Funds